Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Cash	$ 711,805	$ 1,277,337
Assets held in the trust account	235,596,242	231,467,889
Held in cash	13	74
Marketable securities	235,596,229	231,467,815
Federal deposit insurance corporation coverage limit amount	250,000	250,000
Unrecognized tax benefits
Amounts accrued for interest and penalties
Warrants purchase (in Shares)		7,886,643
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants purchase (in Shares)	7,886,643	7,886,643